Scope of consolidation - Narrative - Merger of Groupe PSA and FCA (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Apr. 13, 2023 EUR (€)	Mar. 22, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€)	Oct. 29, 2020 EUR (€) shares	Sep. 14, 2020 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 22, 2022 EUR (€)	Apr. 01, 2022 EUR (€)	Jan. 25, 2021 EUR (€) shares	Jan. 17, 2021 EUR (€) area director	Jan. 16, 2021 EUR (€) shares	Jan. 15, 2021 € / shares
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Less: fair value of FCA’s Net assets acquired						€ 67	€ 67								€ 11
Equity method investments						8,070	8,070		€ 4,834
Joint Ventures							547		286		€ 737
Gains/(losses) on disposal of investments							20		72	[1]	(35)	[1]
Minor business disposals, assets							127
Minor business disposals, liabilities							34
Assets						€ 202,128	202,128		186,156
Distributions paid to Stellantis shareholders							4,208		€ 3,353		4,204
Archer Aviation Inc
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Commitments in relation to associates													€ 138	$ 150
Portion of consideration paid (received) consisting of cash and cash equivalents							€ 89	$ 95
Number of warrants granted | shares							15,000,000	15,000,000
Exercise price, warrants granted | $ / shares								$ 0.01
Proportion of ownership interest in associate						10.10%	10.10%	10.10%	0.00%
Proportion of voting rights held in associate						4.50%
Purchase of interests in investments accounted for using equity method							€ 103
PSA | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate					46.00%
FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders											2,897
Stellantis Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders	€ 4,200										1,000
Stellantis Shareholders | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders											302
FCA and PSA Merger
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Less: fair value of FCA’s Net assets acquired																		€ 8,390
Consideration transferred																		€ 19,837
Gains/(losses) on disposal of investments											475
Merger synergies, number of areas | area																		4
Number of directors in the combined group's board | director																		11
Number of directors in the combined Group's board nominated by PSA | director																		6
Number of instruments or interests issued or issuable (in shares) | shares																			3,119,934,695
Trade receivables																		€ 1,970
Trade rceivables, gross contractual amount																		2,181
Trade rceivables, not expected to be collected																		211
Receivables from financing activities																		1,888
Receivables from financing activities, gross contractual amount																		1,903
Receivables from financing activities, not expected to be collected																		15
Revenue of acquiree since acquisition date											100,000
Profit (loss) of acquiree since acquisition date											9,000
Revenue of combined entity as if combination occurred at beginning of period											152,000
Profit (loss) of combined entity as if combination occurred at beginning of period											14,000
FCA and PSA Merger | CAFE provision
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																€ 655		163
FCA and PSA Merger | Other contingent liabilities
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																		€ 141
FCA and PSA Merger | PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of equity instruments or interests issued or issuable, convertion ratio																			1.742
Number of instruments or interests issued or issuable (in shares) | shares																			1,545,220,196
FCA and PSA Merger | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate				39.34%
Sale of equity instruments, number of shares (in shares) | shares				9,700,000
Sale of equity instruments, percentage sold				7.00%
Proceeds from sales of equity				€ 308
Gains (losses) recognised when control of subsidiary is lost											€ 515
FCA and PSA Merger | FCA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration transferred																			€ 19,837
Number of equity instruments or interests issued or issuable, convertion ratio																			1.742
Number of instruments or interests issued or issuable (in shares) | shares																			1,574,714,499
Market price of PSA shares as of January 15, 2021 (in euro per share) | € / shares																				€ 21.85
FCA and PSA Merger | FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders			€ 2,900		€ 2,900
FCA and PSA Merger | Stellantis Shareholders | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders		€ 302
Number of instruments distributed (in shares) | shares		53,130,574
Conditional distribution, maximum number of instruments distributed (in shares) | shares																	54,297,006
Conditional distribution, maximum amount of cash distributed																	€ 308

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information